Leases - Additional Information (Detail) - Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Number of office leases	2	2
Lease expiration date	Dec. 31, 2028	Dec. 31, 2028
Weighted average remaining term		5 years
Weighted average incremental borrowing rate	8.00%	8.00%